SHARE BASED PAYMENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangements [Abstract]
Change in number of units outstanding
Movements in the number of the PSUs and RSUs for the years ended December 31, 2020 and 2019 are as follows:

	Year ended December 31, 2020		Year ended December 31, 2019
	PSUs	RSUs	PSUs	RSUs
Balance, beginning of year	511,768	540,828	502,037	524,094
Granted	104,861	106,985	117,143	129,146
Cancelled	(18,578)	(18,578)	(23,114)	(23,114)
Redeemed	(225,411)	(242,468)	(84,298)	(89,298)
Balance, end of year	372,640	386,767	511,768	540,828
Changes in the number of DSUs and phantom share units outstanding during the years ended December 31, 2020 and 2019 are as follows:

	Year ended December 31, 2020		Year ended December 31, 2019
	DSUs	Phantom share units	DSUs	Phantom share units
Balance at beginning of year	155,377	—	170,528	35,625
Granted	19,760	—	21,875	—
Redeemed	(54,251)	—	(37,026)	(35,625)
Balance, at end of year	120,886	—	155,377	—

Changes in the share based payment liabilities
Changes in the share based payment liabilities during the years ended December 31, 2020 and 2019 are as follows:

	Year ended December 31, 2020	Year ended December 31, 2019
Opening liability	$55,257	$4,276
Share based payment expense	10,457	9,307
Modification of share based payment	—	42,948
Redeemed RSUs, PSUs, DSUs and phantom share units (cash payments)	(31,907)	(2,453)
Foreign currency translation recorded in OCI	556	1,179
Total share based payment liability	$34,363	$55,257
Current portion of share based payment liability	$25,745	$36,783
Long term share based payment liability	$8,618	$18,474

Share based payment expense	The allocation of share based payment expense on the consolidated statement of operations and comprehensive income for the years ended December 31, 2020 and 2019 is as follows:

	Year ended December 31, 2020	Year ended December 31, 2019
General and administrative	$10,196	$9,018
Production costs	15	289
Care and maintenance	246	—
Total share based payment expense	$10,457	$9,307